Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade and Other Receivables

	$ million
	Dec 31, 2019		Dec 31, 2018
	Current	Non-current	Current	Non-current
Trade receivables	30,216	—	27,541	—
Lease receivables [A]	213	1,528
Other receivables [A]	7,791	4,039	8,543	4,823
Amounts due from joint ventures and associates	912	1,078	992	1,183
Prepayments and deferred charges	4,282	1,440	5,355	1,820
Total	43,414	8,085	42,431	7,826

[A] In 2018 'Lease receivables' were included in 'Other receivables'.

Summary of Maturity Analysis of Finance Lease Payments Receivable
Lease contracts where Shell is the lessor are classified as finance lease or operating lease. Receivables for lease contracts classified as finance leases are as follows:

Finance lease	$ million
Dec 31, 2019
Less than one year	305
Between 1 and 5 years	953
5 years and later	1,019
Total undiscounted lease payments receivable	2,277
Unearned finance income	536
Net investment in the lease	1,741